CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY - USD ($)	Warrants	Common Stock	Loans to Stockholders	APIC	Retained Earnings	Total
Balances, at Beginning of period at Dec. 31, 2017						$ 34,422,000
Balances, at Beginning of period (in shares) at Dec. 31, 2017						100,000,000
Stockholder's Equity
Net Income						$ 25,910,000
Balances, at End of period at Apr. 10, 2018						$ 49,783,000
Balances, at End of period (in shares) at Apr. 10, 2018						100,000,000
Balances, at Beginning of period at Dec. 31, 2017						$ 34,422,000
Balances, at Beginning of period (in shares) at Dec. 31, 2017						100,000,000
Stockholder's Equity
Initial Public Offering (in shares)						1,416,645
Balances, at End of period at Dec. 31, 2018		$ 239,141,000	$ (3,500,000)	$ 373,000	$ (367,000)	$ 235,647,000
Balances, at End of period (in shares) at Dec. 31, 2018	40,005,885	6,743,400
Balances, at Beginning of period at Apr. 10, 2018						$ 49,783,000
Balances, at Beginning of period (in shares) at Apr. 10, 2018						100,000,000
Stockholder's Equity
Initial Public Offering		$ 7,500,000	(3,500,000)			$ 4,000,000
Initial Public Offering (in shares)		1,416,645
Net Income					(367,000)	(367,000)
Stock-based Compensation				373,000		373,000
Balances, at End of period at Dec. 31, 2018		$ 239,141,000	(3,500,000)	373,000	(367,000)	235,647,000
Balances, at End of period (in shares) at Dec. 31, 2018	40,005,885	6,743,400
Stockholder's Equity
Initial Public Offering (in shares)		56,665
Net Income					46,072,000	46,072,000
Amazon Warrants				3,594,000		3,594,000
Stock-based Compensation				1,888,000		1,888,000
Balances, at End of period at Dec. 31, 2019		$ 68,000	(3,500,000)	244,928,000	42,228,000	283,724,000
Balances, at End of period (in shares) at Dec. 31, 2019	40,005,885	6,800,065
Stockholder's Equity
Exercise of Apollo Warrants		$ 400,000		(379,000)		21,000
Exercise of Apollo Warrants (in shares)	(40,005,885)	40,005,885
Net Income					7,251,000	7,251,000
Stock-based Compensation				369,000		369,000
Balances, at End of period at Mar. 31, 2020		$ 468,000	(3,500,000)	244,918,000	49,479,000	291,365,000
Balances, at End of period (in shares) at Mar. 31, 2020		46,805,950
Balances, at Beginning of period at Dec. 31, 2019		$ 68,000	(3,500,000)	244,928,000	42,228,000	283,724,000
Balances, at Beginning of period (in shares) at Dec. 31, 2019	40,005,885	6,800,065
Stockholder's Equity
Exercise of Apollo Warrants		$ 21,000				21,000
Exercise of Apollo Warrants (in shares)	(40,005,885)	40,005,885
Net Income					(3,904,000)	(3,904,000)
Amazon Warrants						1,866,000
Stock-based Compensation		$ 33,709				2,110,000
Balances, at End of period at Dec. 31, 2020		$ 468,000	(3,500,000)	248,525,000	38,324,000	283,817,000
Balances, at End of period (in shares) at Dec. 31, 2020		46,839,659
Stockholder's Equity
Shares Surrendered by Stockholders		$ (1,000)	$ 3,500,000	(3,499,000)
Shares Surrendered by Stockholders (in shares)		(140,737)
Initial Public Offering		$ 105,000		224,552,000		224,657,000
Initial Public Offering (in shares)		10,454,545
Net Income					12,416,000	12,416,000
Income Tax Receivable Agreement					(115,200,000)	(115,200,000)
Amazon Warrants				1,400,000		1,400,000
Stock-based Compensation				2,870,000		2,870,000
Balances, at End of period at Mar. 31, 2021		$ 572,000		$ 473,848,000	$ (64,460,000)	$ 409,960,000
Balances, at End of period (in shares) at Mar. 31, 2021		57,153,467